CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 130	$ (1,245)	$ (6,902)	$ (9,883)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	17	0	19	63
Depreciation	54	72
Amortization	54	402
Depreciation and Amortization			1,054	1,240
Stock based compensation	30	192	1,008	886
Non- employee stock based compensation	0	0	400	0
Change in fair value of warrants	(1,395)	(714)	(568)	(65)
Changes in operating assets and liabilities:
Inventory	(135)	(20)	61	14
Accounts receivable	(56)	31	129	(267)
Other current assets	271	47	(681)	2
Other assets	18	8	28	254
Accounts payable	153	(169)	91	842
Deferred revenue	(151)	0	193	10
Accrued liabilities	55	508	1,125	296
Other long-term liabilities	0	262	0	0
Total adjustments	(1,085)	619	2,859	3,600
Net cash used in operating activities	(955)	(626)	(4,043)	(6,283)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	0	(8)	(150)
Net cash used in investing activities	0	0	(8)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants, net	0	0	3,698	0
Net proceeds from issuance of common stock and warrants, net	0	451	720	1,730
Proceeds from debt financing, net of discounts	1,029	62	425	5,263
Payment for debt issuance costs	0	0	(48)	(452)
Payments on notes payable	(53)	(31)	(1,014)	(656)
Proceeds from options and warrants exercised	0	0	143	97
Net cash provided by financing activities	976	482	3,924	5,982
NET CHANGE IN CASH AND CASH EQUIVALENTS	21	(144)	(127)	(451)
CASH AND CASH EQUIVALENTS, beginning of year	35	162	162	613
CASH AND CASH EQUIVALENTS, end of period	56	18	35	162
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	1	22	76	33
NONCASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividend on beneficial conversion feature of Series C preferred stock	0	0	150	0
Deemed dividend on price changes for Series B preferred stock warrants	0	0	64	0
Deemed dividend on December 2014 public offering warrants	0	0	1,049	0
Term changes on Series B preferred stock and December 2014 public offering warrant resulting in transfer to equity	0	0	324	0
Issuance of common stock as debt repayment	125	50	1,014	0
Repayment of deferred compensation via issuance of preferred stock	0	0	100	0
Dividends on preferred stock	470	31	1,338	152
Conversion of accrued expenses into common stock	0	0	0	207
Payment of debt issuance costs via warrants and common stock	0	0	0	522
Conversion of convertible debt into common stock	0	0	0	893
Repayment of debt via issuance of common stock and warrants	0	0	0	1,697
Issuance of common stock as board compensation	$ 0	$ 0	$ 0	$ 355